Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.26

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source